Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

August 29, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Partners Income Trust

(filing relates solely to Western Asset Emerging Markets Debt Fund)

(File Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 228 to the registration statement for the Trust (the “Amendment”), relating to Western Asset Emerging Markets Debt Fund (the “Fund”) on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act, and is to be effective on September 1, 2013 for the purpose of making various changes none of which renders the Amendment ineligible to become effective pursuant to paragraph (b) of Rule 485.

The Trust notes that it received comments from Ms. Valerie Lithotomos of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) regarding Post-Effective Amendment No. 221 to the Trust’s registration statement on Form N-1A relating to the Fund, filed on July 1, 2013. Following is a summary of the comments received from Ms. Lithotomos and the Trust’s responses on behalf of the Fund.

1. Comment: In the Fund’s fee table, we note that the maximum deferred sales charge for Class A and Class A2 shares is expressed as “Generally, none”. Please remove the word “generally” from the fee table.

Response: The Trust respectfully submits that the word “generally” is more appropriate to describe the maximum deferred sales charge for Class A and Class A2 shares. As discussed elsewhere in the Fund’s prospectus (the “Prospectus”), the deferred sales charge is only applicable to investors who buy $1,000,000 or more of Class A or Class A2 shares and then redeem those shares within 18 months of purchase. The Trust adopted the “Generally, none” formulation in order to address a prior comment by the Staff to remove a footnote describing this arrangement so as to streamline the disclosure in accordance with the content rules governing summary prospectuses.

2. Comment: In a footnote to the Fund’s fee table, we note that it states that the fee waiver and/or reimbursement arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Please confirm that the Board of Trustees does not currently intend to terminate these arrangements prior to December 31, 2014.

Response: The Trust confirms that it has received no indication from the members of the Board of Trustees that the Board intends to terminate these arrangements prior to December 31, 2014.

3. Comment: In the section of the Prospectus entitled “Principal investment strategies,” with respect to the discussion of the Fund’s 80% policy, please indicate that the 80% policy is calculated on the net assets of the Fund, plus any borrowings for investment purposes.

Response: The Trust respectfully submits that the term “assets” is defined in the section of the Prospectus entitled “More on the fund’s investment strategies, investments and risks - Percentage and other limitations” to mean net assets plus the amount of any borrowings for investment purposes.

4. Comment: In the section of the Prospectus entitled “Principal investment strategies,” it states that the Fund may invest up to 50% of its assets in non-U.S. dollar-denominated fixed income securities. Please consider whether this limitation is appropriate given the investment focus of the Fund.

Response: The Trust has considered this limitation and believes that it is appropriate. The Fund uses the limitation on investments in non-U.S. dollar-denominated securities as a tool to manage currency risk. The Trust notes that, consistent with the Fund’s principal investment strategies, at least 80% of the Fund’s assets are invested in fixed income securities issued by governments, government-related entities and corporations located in emerging markets and related investments, regardless of the currencies in which such securities are denominated.

5. Comment: In the section of the Prospectus entitled “Principal investment strategies,” it states that the Fund may use, without limit, various instruments, such as derivatives, that are intended to provide economic exposure to the securities or the issuers or to be used as a hedging technique. Please note that there are various limitations on investments imposed by the Investment Company Act of 1940, as amended (the “1940 Act”), including Section 18 thereof. Please confirm that the Fund intends to comply with these limitations.

Response: The Trust confirms that the Fund intends to comply with the limitations on investments imposed by the 1940 Act, including Section 18 thereof.

6. Comment: In the section of the Prospectus entitled “Principal investment strategies,” please consider adding a mathematical example illustrating how the effective duration of a security may impact the value of the security.

Response: The Trust respectfully submits that such a mathematical example is included in the section of the Statement of Additional Information entitled “Supplemental Information Regarding Investment Practices and Risk Factors - Duration” and believes that the Statement of Additional Information is the appropriate place for such disclosure.

Additionally, the Trust is furnishing a “Tandy” representation letter as Exhibit A hereto. Please contact the undersigned at 617-951-8029 or Barry Hurwitz at 617-951-8267 with any questions or comments relating to the filing.

Sincerely,

/s/ Michelle R. Cirillo
Michelle R. Cirillo

Exhibit A

Legg Mason Partners Income Trust

55 Water Street

New York, NY 10041

August 29, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Partners Income Trust (the “Trust”) (filing relating to Western Asset Emerging Markets Debt Fund (File Nos. 2-96408, 811-4254))

Ladies and Gentlemen:

In connection with review by the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) of the Post-Effective Amendment No. 221 filed by Legg Mason Partners Income Trust on July 1, 2013, the Trust acknowledges that, with respect to filings made by the Trust with the Commission and reviewed by the Staff:

(a)	the Trust is responsible for the adequacy and accuracy of the disclosure in the filings;

(b)	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

(c)	the Trust may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

Legg Mason Income Partners Income Trust

By:	/S/ Rosemary D. Emmens
	Name:	Rosemary D. Emmens
	Title:	Assistant Secretary

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